Document and Entity Information	May 12, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On May 15, 2020, Helios Technologies, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) under Item 5.02 that, among other things, reported that the Board of Directors of the Company (the “Board”) appointed Josef Matosevic to serve as President and Chief Executive Officer of the Company and as a member of the Board, effective June 9, 2020 (the “Effective Date”). This Current Report on Form 8-K/A amends the Effective Date to June 1, 2020. No other changes have been made to Item 5.02 of the Original Form 8-K.
Document Period End Date	May 12, 2020
Entity Registrant Name	HELIOS TECHNOLOGIES, INC.
Entity Central Index Key	0001024795
Entity Emerging Growth Company	false
Entity File Number	0-21835
Entity Incorporation, State or Country Code	FL
Entity Tax Identification Number	59-2754337
Entity Address, Address Line One	1500 West University Parkway
Entity Address, City or Town	Sarasota
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34243
City Area Code	941
Local Phone Number	362-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $.001 Par Value
Trading Symbol	HLIO
Security Exchange Name	NASDAQ